Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000
Interest expense			689,606
Income tax expense	0	$ 0	$ 111,000	$ 0
Effective tax rate			4.40%	0.00%
Interest expense	$ 248,396
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	1,436,589		2,960,098	25,000,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant purchase (in Shares)	6,385,000		6,385,000